Leases (Schedule Of Future Minimum Rental Commitments Under Non-Cancelable Operating Leases) (Details) $ in Millions	Sep. 30, 2018 USD ($)
Leases [Abstract]
2019	$ 22.8
2020	18.3
2021	13.0
2022	9.5
2023	8.0
Thereafter	10.6
Total minimum lease payments	$ 82.2